UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

AMCAP Fund

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Semi-annual report for the six months ended August 31, 2007

AMCAP Fund® seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

This fund is one of the 30 American Funds. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge

Average annual total return	—	+13.23%	+9.04%
Cumulative total return	+10.41%	+86.13%	+137.54%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.68%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 18 to 21 for details.

Results for other share classes can be found on page 22.

Fellow shareholders:

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Fueled by a continuation of the global expansion, U.S. and world stock markets gained ground during the six months ended August 31, 2007. For the four weeks from mid-July to mid-August, equities were negatively affected by worries about turmoil in the credit markets. On September 18, the Federal Reserve cut federal funds and discount rates, which served to allay investors’ fears; however, the possibility of a credit crunch still exists.

In this environment, AMCAP produced a total return of 7.0% for the six months, compared with 5.7% for the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of primarily large U.S. stocks. The Lipper Growth Funds Index, which tracks the largest growth funds, had a total return of 6.2%, and the Lipper Multi-Cap Core Funds Index, which measures mutual funds that invest in companies of different sizes and growth rates, provided a total return of 5.2%.

Over the longer term (five years or more), AMCAP’s results generally surpassed the S&P 500 and these Lipper indexes. AMCAP’s average annual total return over the 10 years ended August 31, 2007, was 9.9%, compared with 6.7% by the S&P 500, 5.3% by the Lipper Growth Funds Index and 7.0% by the Lipper Multi-Cap Core Funds Index. Viewed on a cumulative basis, total returns are shown in the table below.

What helped the fund

Information technology and oil service companies were among those that helped results. The major contributors included Schlumberger (+53.7%), Precision Castparts (+43.3%), Intel (+29.7%), Oracle (+23.4%), Cisco Systems (+23.0%) and Google (+14.6%). Other large holdings that have done well over the six-month period include Fannie Mae (+15.6%) and Target (+7.2%).

[Begin Sidebar]
Class A share cumulative total returns

For periods ended August 31, 2007	1 year	5 years	10 years

AMCAP Fund	+16.6%	+76.8%	+157.2%
Standard & Poor’s 500 Composite Index*	+15.1	+76.2	+92.1
Lipper Multi-Cap Core Funds Index†	+16.3	+86.7	+95.9
Lipper Growth Funds Index†	+15.8	+70.0	+67.1

*The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
† Results for the Lipper indexes do not include the effect of sales charges.
[End Sidebar]

What detracted from results

Financial and health care companies held the fund back. Investors became concerned about the potential impact of loan quality and liquidity problems on profits and balance sheets of financial companies. While any exposure to this group was detrimental to results in recent months, AMCAP held a relatively small position in financials (8.4% of the total portfolio compared to 21% for the S&P 500 as of August 31). Among the fund’s financial holdings were Capital One (–16.1%) and Freddie Mac (–4.0%).

Health care companies such as UnitedHealth Group (–4.2%) were hurt by the potential impact on pharmaceuticals of possible new regulations and changes in the health care delivery system proposed by the new Congress and presidential candidates.

Looking ahead

Our annual report last spring noted that “large inflows into alternative asset classes, derivatives and certain hedge funds have injected a level of complexity and leverage into the world’s financial system that is worrisome.” Over the summer, more subprime mortgage defaults, hedge fund losses and short-term liquidity issues in commercial paper surfaced both in the U.S. and in Europe. One positive aspect of these developments is that the Federal Reserve and the banking industry here and abroad are paying more attention to the issue. This does not necessarily mean the problem will go away anytime soon, but it is an important step.

At AMCAP, we continue to search for high-quality growth companies in which we can invest at attractive valuations and hold for the long term. While a weak economy would be a test of any company’s ability to grow in the short term, our focus on quality should hold us in good stead for the long term. We look for companies with a history of growth, a sustainable competitive edge and good future prospects along with strong management. As volatility increases in the stock market — and when prices dip — we hope to take advantage of situations in which we can invest in promising growth companies at reasonable valuations.

As always, we recommend that you take a long-term perspective toward your mutual fund investment.

Cordially,

/s/ R. Michael Shanahan
R. Michael Shanahan
Vice Chairman of the Board

/s/ Claudia P. Huntington
Claudia P. Huntington
President

October 12, 2007

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, August 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent of net assets

Information technology	21.00%
Consumer discretionary	17.54
Health care	14.67
Financials	8.36
Energy	7.07
Other industries	16.41
Short-term securities & other assets less liabilities	14.95
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Common stocks - 85.05%

Information technology - 21.00%
Cisco Systems, Inc. (1)	24,604,300	$785,369	2.85%
Oracle Corp. (1)	33,956,991	688,648	2.50
Google Inc., Class A (1)	1,055,000	543,589	1.97
Intel Corp.	20,567,000	529,600	1.92
Microsoft Corp.	15,895,000	456,663	1.66
Texas Instruments Inc.	12,250,000	419,440	1.52
eBay Inc. (1)	5,650,000	192,665	.70
Other securities		2,175,250	7.88
		5,791,224	21.00

Consumer discretionary - 17.54%
Lowe's Companies, Inc.	22,380,000	695,123	2.52
Target Corp.	7,766,000	512,012	1.86
Carnival Corp., units	8,525,200	388,664	1.41
Johnson Controls, Inc.	3,390,000	383,409	1.39
Best Buy Co., Inc.	8,650,000	380,168	1.38
YUM! Brands, Inc.	7,476,000	244,615	.89
O'Reilly Automotive, Inc. (1) (2)	6,240,000	221,770	.80
Time Warner Inc.	11,061,500	209,947	.76
Williams-Sonoma, Inc. (2)	6,000,000	199,980	.72
Ross Stores, Inc.	6,463,800	179,888	.65
Other securities		1,422,164	5.16
		4,837,740	17.54

Health care - 14.67%
UnitedHealth Group Inc.	12,680,000	634,127	2.30
WellPoint, Inc. (1)	6,950,000	560,101	2.03
Amgen Inc. (1)	6,965,000	349,016	1.27
Medtronic, Inc.	5,200,000	274,768	1.00
Medco Health Solutions, Inc. (1)	2,710,000	231,569	.84
Roche Holding AG	1,262,000	219,424	.79
St. Jude Medical, Inc. (1)	4,929,200	214,765	.78
Other securities		1,563,871	5.66
		4,047,641	14.67

Financials - 8.36%
Fannie Mae	8,640,000	566,870	2.06
Capital One Financial Corp.	6,151,200	397,737	1.44
American International Group, Inc.	4,365,000	288,090	1.04
Hudson City Bancorp, Inc.	19,100,000	271,602	.98
Wachovia Corp.	5,507,008	269,733	.98
Freddie Mac	2,550,000	157,106	.57
Other securities		355,169	1.29
		2,306,307	8.36

Energy - 7.07%
Schlumberger Ltd.	6,068,700	585,630	2.12
Devon Energy Corp.	3,020,000	227,436	.82
FMC Technologies, Inc. (1)	2,285,000	216,389	.78
Other securities		922,182	3.35
		1,951,637	7.07

Consumer staples - 5.81%
PepsiCo, Inc.	5,000,000	340,150	1.23
L'Oréal SA	2,300,000	269,479	.98
Altria Group, Inc.	2,500,000	173,525	.63
Other securities		820,122	2.97
		1,603,276	5.81

Industrials - 5.68%
Precision Castparts Corp.	3,440,000	448,266	1.63
General Electric Co.	6,400,000	248,768	.90
United Parcel Service, Inc., Class B	3,200,000	242,752	.88
Robert Half International Inc.	6,800,000	217,192	.79
Other securities		409,960	1.48
		1,566,938	5.68

Telecommunication services - 2.24%
Sprint Nextel Corp., Series 1	15,970,000	302,153	1.10
Other securities		316,519	1.14
		618,672	2.24

Other - 0.32%
Other securities		87,304	.32

Miscellaneous - 2.36%
Other common stocks in initial period of acquisition		650,030	2.36

Total common stocks (cost: $16,745,171,000)		23,460,769	85.05

	Principal amount (000)
Short-term securities - 14.88%

Federal Home Loan Bank 4.75%-5.14% due 9/5-12/17/2007	$456,500	453,128	1.64
Ciesco LLC 5.245%-5.26% due 9/12-10/5/2007 (3)	125,000	124,546
Citigroup Funding Inc. 5.245% due 10/22-10/26/2007	125,000	124,014
CAFCO, LLC 6.00% due 10/1/2007 (3)	25,000	24,871	.99
Edison Asset Securitization LLC 5.23%-6.00% due 9/4-10/9/2007 (3)	226,700	225,905
General Electric Co. 5.26% due 11/14/2007	35,000	34,600	.94
Freddie Mac 4.80%-5.145% due 9/17-11/26/2007	258,312	256,501	.93
Coca-Cola Co. 5.19%-5.23% due 9/14-11/6/2007 (3)	257,000	255,536	.93
Procter & Gamble International Funding S.C.A. 5.22%-5.24% due 9/13-10/31/2007 (3)	252,650	251,068	.91
Fannie Mae 4.75%-5.15% due 9/5-11/6/2007	240,200	239,200	.87
JPMorgan Chase & Co. 5.20%-5.22% due 9/24-10/19/2007	125,000	124,298
Park Avenue Receivables Co., LLC 5.24% due 9/7-10/12/2007 (3)	109,637	109,159	.85
Bank of America Corp. 5.225%-5.40% due 9/7-11/2/2007	210,800	210,040	.76
Variable Funding Capital Corp. 5.24%-5.97% due 9/6-10/17/2007 (3)	195,300	194,573	.71
Wal-Mart Stores Inc. 5.19%-5.20% due 9/11-10/30/2007 (3)	185,200	184,006	.67
International Lease Finance Corp. 5.20%-5.27% due 9/20-10/31/2007	149,900	148,947
AIG Funding, Inc. 5.20% due 9/10/2007	25,000	24,964	.63
Lowe's Co.s, Inc. 5.27% due 9/12/2007	20,000	19,965	.07
Other securities		1,098,936	3.98

Total short-term securities (cost: $4,103,779,000)		4,104,257	14.88

Total investment securities (cost: $20,848,950,000)		27,565,026	99.93
Other assets less liabilities		18,796	.07

Net assets		$27,583,822	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended August 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 8/31/2007 (000)

O'Reilly Automotive, Inc. (1)	-	6,240,000	-	6,240,000	$-	$221,770
Williams-Sonoma, Inc.	6,000,000	-	-	6,000,000	1,380	199,980
Tractor Supply Co. (1)	2,525,000	-	-	2,525,000	-	121,604
Medicis Pharmaceutical Corp., Class A	3,625,000	-	-	3,625,000	218	110,707
Mine Safety Appliances Co.	1,942,750	-	91,400	1,851,350	855	88,717
Talbots, Inc.	-	3,057,725	-	3,057,725	1,193	65,068
P.F. Chang's China Bistro, Inc. (1)	1,650,000	-	-	1,650,000	-	55,655
					$3,646	$863,501

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,196,266,000, which represented 7.96% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $20,011,400)	$26,701,525
Affiliated issuers (cost: $837,550)	863,501	$27,565,026
Cash		117
Receivables for:
Sales of investments	35,955
Sales of fund's shares	34,902
Dividends and interest	26,985	97,842
		27,662,985
Liabilities:
Payables for:
Purchases of investments	21,580
Repurchases of fund's shares	28,262
Investment advisory services	6,564
Services provided by affiliates	20,177
Deferred directors' compensation	2,237
Other	343	79,163
Net assets at August 31, 2007		$27,583,822

Net assets consist of:
Capital paid in on shares of capital stock		$19,970,347
Undistributed net investment income		172,628
Undistributed net realized gain		724,767
Net unrealized appreciation		6,716,080
Net assets at August 31, 2007		$27,583,822

Total authorized capital stock - 2,000,000 shares, $1.00 par value (1,286,978 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
			*
Class A	$18,446,453	855,231	$21.57
Class B	1,198,807	57,741	$20.76
Class C	1,749,893	84,861	$20.62
Class F	2,824,808	131,585	$21.47
Class 529-A	488,714	22,717	$21.51
Class 529-B	92,157	4,427	$20.82
Class 529-C	153,732	7,379	$20.83
Class 529-E	28,381	1,332	$21.30
Class 529-F	17,443	810	$21.54
Class R-1	44,831	2,137	$20.98
Class R-2	467,428	22,293	$20.97
Class R-3	805,324	37,784	$21.31
Class R-4	615,991	28,666	$21.49
Class R-5	649,860	30,015	$21.65
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $22.89 and $22.82, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2007	(dollars in thousands)

Investment income:
Income:

Dividends (net of non-U.S. taxes of $2,131; also includes $3,646 from affiliates)	$167,715
Interest	112,051	$279,766

Fees and expenses(*):
Investment advisory services	43,108
Distribution services	45,814
Transfer agent services	10,572
Administrative services	6,215
Reports to shareholders	529
Registration statement and prospectus	756
Postage, stationery and supplies	1,448
Directors' compensation	378
Auditing and legal	91
Custodian	169
State and local taxes	1
Other	10
Total fees and expenses before reimbursements/waivers	109,091
Less reimbursements/waivers of fees and expenses:
Investment advisory services	4,311
Administrative services	100
Total fees and expenses after reimbursements/waivers		104,680
Net investment income		175,086

Net realized gain and unrealized appreciation on investments and non-U.S. currency
Net realized gain (loss) on:
Investments (including $732 net gain from affiliates)	727,562
Non-U.S. currency transactions	(211)	727,351
Net unrealized appreciation (depreciation) on:
Investments	875,185
Non-U.S. currency translations	(20)	875,165
Net realized gain and unrealized appreciation on investments and non-U.S. currency		1,602,516
Net increase in net assets resulting from operations		$1,777,602

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended August 31, 2007*	Year ended February 28, 2007

Operations:
Net investment income	$175,086	$189,175
Net realized gain on investments and non-U.S. currency transactions	727,351	706,008
Net unrealized appreciation on investments and non-U.S. currency translations	875,165	969,475
Net increase in net assets resulting from operations	1,777,602	1,864,658

Dividends and distributions paid to shareholders from net investment income:
Dividends from net investment income and non-U.S. currency gain	(49,185)	(161,301)
Distributions from net realized gain on investments	(120,088)	(713,424)
Total dividends and distributions paid to shareholders	(169,273)	(874,725)

Net capital share transactions	321,966	1,323,416

Total increase in net assets	1,930,295	2,313,349

Net assets:
Beginning of period	25,653,527	23,340,178
End of period (including undistributed net investment income:
$172,628 and $46,727, respectively)	$27,583,822	$25,653,527

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1.	Organization and significant accounting policies

Organization– AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended August 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes.  These differences are due primarily to differing treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2007, the fund had tax basis undistributed ordinary income of $48,723,000 and undistributed long-term capital gain of $119,036,000.

As of August 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Communications: insert TaxFootnoteTableAMCAP092007.xls

(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,989,621
Gross unrealized depreciation on investment securities	(273,630)
Net unrealized appreciation on investment securities	6,715,991
Cost of investment securities	20,849,035

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended August 31, 2007			Year ended February 28, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$35,799	$80,122	$115,921	$138,143	$474,443	$612,586
Class B	1,074	5,487	6,561	665	33,768	34,433
Class C	1,419	7,986	9,405	945	48,247	49,192
Class F	5,487	12,050	17,537	19,657	66,410	86,067
Class 529-A	883	2,081	2,964	3,126	11,205	14,331
Class 529-B	72	410	482	44	2,354	2,398
Class 529-C	127	680	807	67	3,667	3,734
Class 529-E	40	121	161	109	663	772
Class 529-F	35	69	104	120	341	461
Class R-1	35	200	235	21	1,177	1,198
Class R-2	407	2,081	2,488	215	11,654	11,869
Class R-3	1,198	3,609	4,807	3,213	20,676	23,889
Class R-4	1,210	2,614	3,824	3,285	12,219	15,504
Class R-5	1,399	2,578	3,977	5,167	13,124	18,291
Total	$49,185	$120,088	$169,273	$174,777	$699,948	$874,725

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion.  CRMC is currently waiving 10% of investment advisory services fees. During the six months ended August 31, 2007, total investment advisory services fees waived by CRMC were $4,311,000. As a result, the fee shown on the accompanying financial statements of $43,108,000, which was equivalent to an annualized rate of 0.317%, was reduced to $38,797,000, or 0.285% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans.  All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended August 31, 2007, the total administrative services fees paid by CRMC were $100,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended August 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$21,253	$9,922	Not applicable	Not applicable	Not applicable
Class B	6,031	650	Not applicable	Not applicable	Not applicable
Class C	8,711	Included in administrative services	$1,243	$175	Not applicable
Class F	3,401		1,206	117	Not applicable
Class 529-A	472		254	36	$ 235
Class 529-B	451		49	13	45
Class 529-C	744		80	18	74
Class 529-E	68		15	2	14
Class 529-F	-		8	1	8
Class R-1	224		30	10	Not applicable
Class R-2	1,719		327	712	Not applicable
Class R-3	1,998		556	262	Not applicable
Class R-4	742		428	12	Not applicable
Class R-5	Not applicable		279	6	Not applicable
Total	$45,814	$10,572	$4,475	$1,364	$376

Deferred directors’ compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $378,000, shown on the accompanying financial statements, includes $252,000 in current fees (either paid in cash or deferred) and a net increase of $126,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2007
Class A	$1,181,812	55,860	$110,442	5,075	$(1,278,300)	(60,267)	$13,954	668
Class B	42,673	2,096	6,286	300	(82,628)	(4,041)	(33,669)	(1,645)
Class C	130,649	6,454	8,925	428	(155,022)	(7,646)	(15,448)	(764)
Class F	412,016	19,577	15,748	727	(270,359)	(12,805)	157,405	7,499
Class 529-A	44,983	2,132	2,964	137	(18,468)	(872)	29,479	1,397
Class 529-B	4,905	240	482	23	(2,682)	(131)	2,705	132
Class 529-C	16,113	787	807	38	(7,670)	(372)	9,250	453
Class 529-E	2,584	123	161	8	(963)	(46)	1,782	85
Class 529-F	3,811	179	104	5	(813)	(38)	3,102	146
Class R-1	7,018	340	234	11	(8,357)	(403)	(1,105)	(52)
Class R-2	75,196	3,652	2,479	117	(63,171)	(3,056)	14,504	713
Class R-3	132,976	6,364	4,802	224	(126,283)	(5,992)	11,495	596
Class R-4	93,741	4,436	3,823	175	(71,015)	(3,364)	26,549	1,247
Class R-5	163,344	7,663	3,946	181	(65,327)	(3,067)	101,963	4,777
Total net increase
(decrease)	$2,311,821	109,903	$161,203	7,449	$(2,151,058)	(102,100)	$321,966	15,252

Year ended February 28, 2007
Class A	$2,452,797	124,436	$584,816	29,600	$(2,466,827)	(125,268)	$570,786	28,768
Class B	106,571	5,614	33,035	1,734	(160,492)	(8,454)	(20,886)	(1,106)
Class C	271,113	14,343	46,681	2,465	(320,656)	(17,014)	(2,862)	(206)
Class F	757,923	38,524	77,095	3,918	(553,473)	(28,268)	281,545	14,174
Class 529-A	93,121	4,721	14,329	726	(30,939)	(1,573)	76,511	3,874
Class 529-B	11,842	620	2,398	126	(6,334)	(332)	7,906	414
Class 529-C	31,635	1,651	3,733	194	(13,915)	(729)	21,453	1,116
Class 529-E	5,470	280	772	39	(2,230)	(114)	4,012	205
Class 529-F	4,701	239	459	23	(1,812)	(92)	3,348	170
Class R-1	18,747	973	1,192	62	(12,866)	(667)	7,073	368
Class R-2	142,090	7,398	11,863	615	(100,614)	(5,226)	53,339	2,787
Class R-3	243,454	12,483	23,865	1,221	(212,286)	(10,855)	55,033	2,849
Class R-4	261,251	13,135	15,462	786	(146,292)	(7,369)	130,421	6,552
Class R-5	207,095	10,475	18,095	912	(89,453)	(4,511)	135,737	6,876
Total net increase
(decrease)	$4,607,810	234,892	$833,795	42,421	$(4,118,189)	(210,472)	$1,323,416	66,841

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,613,806,000 and $2,700,872,000, respectively, during the six months ended August 31, 2007.

Financial highlights (1)

			Income (loss) from investment operations(2)					Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss)		Net gains (losses on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income (loss) to average net assets (4)

Class A:
Six months ended 8/31/2007	(5)	$20.29	$.15		$1.26		$1.41	$(.04)		$(.09)	$(.13)		$21.57	6.97%	$18,447.69%			(6)	.65%	(6)	1.41%	(6)
Year ended 2/28/2007		19.48	.18		1.37		1.55	(.16)		(.58)	(.74)		20.29	8.07	17,341.68				.65		.91
Year ended 2/28/2006		18.02	.12		1.82		1.94	(.09)		(.39)	(.48)		19.48	10.87	16,091.68				.65		.66
Year ended 2/28/2005		17.50	.06		.63		.69	(.04)		(.13)	(.17)		18.02	3.94	13,350.69				.68		.36
Year ended 2/29/2004		12.78	.02		4.70		4.72	-	(7)	-	-	(7)	17.50	36.96	11,086.73				.73		.11
Year ended 2/28/2003		15.29	.03		(2.42)		(2.39)	(.02)		(.10)	(.12)		12.78	(15.70)	6,641.77				.77		.25
Class B:
Six months ended 8/31/2007	(5)	19.59	.07		1.21		1.28	(.02)		(.09)	(.11)		20.76	6.54	1,199		1.45	(6)	1.42	(6)	.64	(6)
Year ended 2/28/2007		18.83	.02		1.32		1.34	-		(.58)	(.58)		19.59	7.23	1,163		1.46		1.42		.13
Year ended 2/28/2006		17.48	(.02)		1.76		1.74	-		(.39)	(.39)		18.83	10.04	1,139		1.47		1.44		(.13)
Year ended 2/28/2005		17.07	(.07)		.61		.54	-		(.13)	(.13)		17.48	3.13	984		1.48		1.47		(.41)
Year ended 2/29/2004		12.56	(.10)		4.61		4.51	-		-	-		17.07	35.91	740		1.50		1.50		(.66)
Year ended 2/28/2003		15.12	(.07)		(2.39)		(2.46)	-		(.10)	(.10)		12.56	(16.36)	299		1.55		1.55		(.52)
Class C:
Six months ended 8/31/2007	(5)	19.46	.06		1.21		1.27	(.02)		(.09)	(.11)		20.62	6.52	1,750		1.51	(6)	1.47	(6)	.59	(6)
Year ended 2/28/2007		18.72	.01		1.31		1.32	-		(.58)	(.58)		19.46	7.16	1,667		1.51		1.48		.07
Year ended 2/28/2006		17.39	(.03)		1.75		1.72	-		(.39)	(.39)		18.72	9.98	1,607		1.52		1.49		(.18)
Year ended 2/28/2005		16.99	(.08)		.61		.53	-		(.13)	(.13)		17.39	3.09	1,262		1.54		1.53		(.47)
Year ended 2/29/2004		12.51	(.11)		4.59		4.48	-		-	-		16.99	35.81	849		1.56		1.56		(.73)
Year ended 2/28/2003		15.07	(.07)		(2.39)		(2.46)	-		(.10)	(.10)		12.51	(16.42)	274		1.59		1.59		(.55)
Class F:
Six months ended 8/31/2007	(5)	20.20	.15		1.25		1.40	(.04)		(.09)	(.13)		21.47	6.96	2,825.68			(6)	.65	(6)	1.41	(6)
Year ended 2/28/2007		19.40	.18		1.36		1.54	(.16)		(.58)	(.74)		20.20	8.06	2,506.68				.65		.90
Year ended 2/28/2006		17.94	.12		1.82		1.94	(.09)		(.39)	(.48)		19.40	10.90	2,132.71				.68		.63
Year ended 2/28/2005		17.41	.06		.62		.68	(.02)		(.13)	(.15)		17.94	3.88	1,513.76				.75		.31
Year ended 2/29/2004		12.73	.01		4.67		4.68	-	(7)	-	-	(7)	17.41	36.81	978.78				.78		.05
Year ended 2/28/2003		15.25	.03		(2.41)		(2.38)	(.04)		(.10)	(.14)		12.73	(15.74)	289.82				.82		.22
Class 529-A:
Six months ended 8/31/2007	(5)	20.25	.14		1.25		1.39	(.04)		(.09)	(.13)		21.51	6.88	489.77			(6)	.74	(6)	1.32	(6)
Year ended 2/28/2007		19.45	.17		1.36		1.53	(.15)		(.58)	(.73)		20.25	7.99	432.74				.71		.84
Year ended 2/28/2006		17.99	.11		1.82		1.93	(.08)		(.39)	(.47)		19.45	10.85	339.75				.72		.60
Year ended 2/28/2005		17.46	.06		.62		.68	(.02)		(.13)	(.15)		17.99	3.86	224.77				.76		.31
Year ended 2/29/2004		12.76	.01		4.70		4.71	(.01)		-	(.01)		17.46	36.90	128.77				.77		.06
Year ended 2/28/2003		15.29	.04		(2.43)		(2.39)	(.04)		(.10)	(.14)		12.76	(15.73)	39.78				.78		.28
Class 529-B:
Six months ended 8/31/2007	(5)	19.65	.05		1.23		1.28	(.02)		(.09)	(.11)		20.82	6.51	92		1.58	(6)	1.55	(6)	.51	(6)
Year ended 2/28/2007		18.91	-	(7)	1.32		1.32	-		(.58)	(.58)		19.65	7.09	84		1.57		1.54		.01
Year ended 2/28/2006		17.58	(.05)		1.77		1.72	-		(.39)	(.39)		18.91	9.87	73		1.61		1.58		(.27)
Year ended 2/28/2005		17.20	(.10)		.61		.51	-		(.13)	(.13)		17.58	2.94	56		1.66		1.65		(.59)
Year ended 2/29/2004		12.68	(.13)		4.65		4.52	-		-	-		17.20	35.65	37		1.68		1.68		(.85)
Year ended 2/28/2003		15.28	(.08)		(2.42)		(2.50)	-		(.10)	(.10)		12.68	(16.45)	12		1.71		1.71		(.65)
Class 529-C:
Six months ended 8/31/2007	(5)	19.67	.05		1.22		1.27	(.02)		(.09)	(.11)		20.83	6.46	154		1.58	(6)	1.54	(6)	.51	(6)
Year ended 2/28/2007		18.93	-	(7)	1.32		1.32	-		(.58)	(.58)		19.67	7.08	136		1.56		1.53		.02
Year ended 2/28/2006		17.59	(.05)		1.78		1.73	-		(.39)	(.39)		18.93	9.92	110		1.59		1.56		(.25)
Year ended 2/28/2005		17.21	(.10)		.61		.51	-		(.13)	(.13)		17.59	2.93	76		1.65		1.64		(.58)
Year ended 2/29/2004		12.68	(.13)		4.66		4.53	-		-	-		17.21	35.72	46		1.67		1.67		(.84)
Year ended 2/28/2003		15.28	(.08)		(2.42)		(2.50)	-		(.10)	(.10)		12.68	(16.45)	14		1.69		1.69		(.63)
Class 529-E:
Six months ended 8/31/2007	(5)	20.07	.11		1.24		1.35	(.03)		(.09)	(.12)		21.30	6.75	28		1.07	(6)	1.04	(6)	1.02	(6)
Year ended 2/28/2007		19.28	.10		1.35		1.45	(.08)		(.58)	(.66)		20.07	7.66	25		1.05		1.02		.54
Year ended 2/28/2006		17.85	.05		1.80		1.85	(.03)		(.39)	(.42)		19.28	10.46	20		1.08		1.05		.27
Year ended 2/28/2005		17.37	(.01)		.62		.61	-		(.13)	(.13)		17.85	3.48	14		1.13		1.12		(.05)
Year ended 2/29/2004		12.73	(.05)		4.69		4.64	-		-	-		17.37	36.45	8		1.14		1.14		(.31)
Period from 3/7/2002 to 2/28/2003		16.08	(.01)		(3.22)		(3.23)	(.02)		(.10)	(.12)		12.73	(20.18)	3		1.16	(6)	1.16	(6)	(.09)	(6)
Class 529-F:
Six months ended 8/31/2007	(5)	$20.26	$.16		$1.26		$1.42	$(.05)		$(.09)	$(.14)		$21.54	7.01%	$17.57%			(6)	.53%	(6)	1.51%	(6)
Year ended 2/28/2007		19.46	.20		1.37		1.57	(.19)		(.58)	(.77)		20.26	8.20	14.55				.52		1.04
Year ended 2/28/2006		17.99	.14		1.82		1.96	(.10)		(.39)	(.49)		19.46	10.99	10.62				.59		.73
Year ended 2/28/2005		17.46	.04		.62		.66	-		(.13)	(.13)		17.99	3.75	6.88				.87		.20
Year ended 2/29/2004		12.78	(.01)		4.69		4.68	-	(7)	-	-	(7)	17.46	36.66	3.89				.89		(.07)
Period from 9/17/2002 to 2/28/2003		12.80	.01		-	(7)	.01	(.03)		-	(.03)		12.78	.05	-	(8)	.40		.40		.07
Class R-1:
Six months ended 8/31/2007	(5)	19.80	.06		1.23		1.29	(.02)		(.09)	(.11)		20.98	6.51	45		1.51	(6)	1.48	(6)	.59	(6)
Year ended 2/28/2007		19.04	.02		1.32		1.34	-		(.58)	(.58)		19.80	7.14	43		1.50		1.47		.09
Year ended 2/28/2006		17.69	(.03)		1.77		1.74	-		(.39)	(.39)		19.04	9.92	35		1.55		1.51		(.19)
Year ended 2/28/2005		17.28	(.08)		.62		.54	-		(.13)	(.13)		17.69	3.09	23		1.57		1.54		(.47)
Year ended 2/29/2004		12.73	(.12)		4.68		4.56	(.01)		-	(.01)		17.28	35.81	12		1.60		1.57		(.75)
Period from 6/26/2002 to 2/28/2003		13.96	(.04)		(1.19)		(1.23)	-		-	-		12.73	(8.81)	1		3.01	(6)	1.58	(6)	(.49)	(6)
Class R-2:
Six months ended 8/31/2007	(5)	19.79	.06		1.23		1.29	(.02)		(.09)	(.11)		20.97	6.53	467		1.54	(6)	1.46	(6)	.59	(6)
Year ended 2/28/2007		19.03	.02		1.32		1.34	-		(.58)	(.58)		19.79	7.15	427		1.59		1.46		.09
Year ended 2/28/2006		17.66	(.03)		1.79		1.76	-		(.39)	(.39)		19.03	10.05	358		1.66		1.48		(.17)
Year ended 2/28/2005		17.26	(.07)		.60		.53	-		(.13)	(.13)		17.66	3.04	245		1.73		1.51		(.43)
Year ended 2/29/2004		12.71	(.11)		4.66		4.55	-	(7)	-	-	(7)	17.26	35.80	130		1.91		1.53		(.70)
Period from 5/21/2002 to 2/28/2003		15.51	(.05)		(2.63)		(2.68)	(.02)		(.10)	(.12)		12.71	(17.37)	25		2.21	(6)	1.54	(6)	(.46)	(6)
Class R-3:
Six months ended 8/31/2007	(5)	20.08	.11		1.24		1.35	(.03)		(.09)	(.12)		21.31	6.74	805		1.04	(6)	1.01	(6)	1.05	(6)
Year ended 2/28/2007		19.28	.11		1.35		1.46	(.08)		(.58)	(.66)		20.08	7.68	747		1.04		1.01		.55
Year ended 2/28/2006		17.86	.05		1.80		1.85	(.04)		(.39)	(.43)		19.28	10.45	662		1.06		1.02		.29
Year ended 2/28/2005		17.37	-	(7)	.62		.62	-		(.13)	(.13)		17.86	3.54	421		1.08		1.07		.01
Year ended 2/29/2004		12.75	(.05)		4.67		4.62	-	(7)	-	-	(7)	17.37	36.27	189		1.16		1.15		(.32)
Period from 6/4/2002 to 2/28/2003		15.06	(.01)		(2.17)		(2.18)	(.03)		(.10)	(.13)		12.75	(14.58)	24		1.29	(6)	1.16	(6)	(.09)	(6)
Class R-4:
Six months ended 8/31/2007	(5)	20.22	.14		1.26		1.40	(.04)		(.09)	(.13)		21.49	6.95	616.74			(6)	.70	(6)	1.36	(6)
Year ended 2/28/2007		19.42	.17		1.35		1.52	(.14)		(.58)	(.72)		20.22	7.97	555.73				.70		.85
Year ended 2/28/2006		17.99	.11		1.81		1.92	(.10)		(.39)	(.49)		19.42	10.79	405.75				.71		.61
Year ended 2/28/2005		17.45	.06		.62		.68	(.01)		(.13)	(.14)		17.99	3.85	168.76				.75		.35
Year ended 2/29/2004		12.76	.01		4.69		4.70	(.01)		-	(.01)		17.45	36.84	60.78				.78		.05
Period from 5/20/2002 to 2/28/2003		15.67	.02		(2.78)		(2.76)	(.05)		(.10)	(.15)		12.76	(17.74)	3.95			(6)	.81	(6)	.24	(6)
Class R-5:
Six months ended 8/31/2007	(5)	20.35	.18		1.26		1.44	(.05)		(.09)	(.14)		21.65	7.10	650.43			(6)	.40	(6)	1.65	(6)
Year ended 2/28/2007		19.55	.23		1.36		1.59	(.21)		(.58)	(.79)		20.35	8.29	514.43				.40		1.15
Year ended 2/28/2006		18.07	.17		1.83		2.00	(.13)		(.39)	(.52)		19.55	11.19	359.44				.41		.90
Year ended 2/28/2005		17.54	.11		.63		.74	(.08)		(.13)	(.21)		18.07	4.20	274.45				.44		.62
Year ended 2/29/2004		12.78	.06		4.71		4.77	(.01)		-	(.01)		17.54	37.32	127.47				.47		.37
Period from 5/15/2002 to 2/28/2003		15.72	.06		(2.85)		(2.79)	(.05)		(.10)	(.15)		12.78	(17.83)	53.48			(6)	.48	(6)	.58	(6)

	Six months ended
	August 31,	Year ended February 28 or 29
	2007(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	12%	20%	20%	16%	17%	18%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown,
CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
September 30, 2007 (the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+11.22%	+13.46%	+4.75%
Not reflecting CDSC	+16.22%	+13.70%	+4.75%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+15.16%	+13.64%	+5.71%
Not reflecting CDSC	+16.16%	+13.64%	+5.71%

Class F shares*— first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+17.06%	+14.54%	+6.83%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+10.29%	+13.17%	+7.01%
Not reflecting maximum sales charge	+17.02%	+14.52%	+8.14%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+11.04%	+13.27%	+7.42%
Not reflecting CDSC	+16.04%	+13.52%	+7.55%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+15.09%	+13.54%	+7.57%
Not reflecting CDSC	+16.09%	+13.54%	+7.57%

Class 529-E shares*†— first sold 3/7/02	+16.66%	+14.13%	+7.13%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+17.24%	+14.56%	+13.23%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 to 21 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007, through August 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2007	Ending account value 8/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,069.72	$3.39	.65%
Class A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class B -- actual return	1,000.00	1,065.40	7.39	1.42
Class B -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class C -- actual return	1,000.00	1,065.23	7.65	1.47
Class C -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class F -- actual return	1,000.00	1,069.59	3.39	.65
Class F -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-A -- actual return	1,000.00	1,068.79	3.86	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 529-B -- actual return	1,000.00	1,065.11	8.07	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.39	7.88	1.55
Class 529-C -- actual return	1,000.00	1,064.58	8.01	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.44	7.83	1.54
Class 529-E -- actual return	1,000.00	1,067.49	5.42	1.04
Class 529-E -- assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class 529-F -- actual return	1,000.00	1,070.09	2.77	.53
Class 529-F -- assumed 5% return	1,000.00	1,022.53	2.70	.53
Class R-1 -- actual return	1,000.00	1,065.11	7.70	1.48
Class R-1 -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class R-2 -- actual return	1,000.00	1,065.26	7.60	1.46
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class R-3 -- actual return	1,000.00	1,067.44	5.26	1.01
Class R-3 -- assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class R-4 -- actual return	1,000.00	1,069.54	3.65	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 -- actual return	1,000.00	1,070.96	2.09	.40
Class R-5 -- assumed 5% return	1,000.00	1,023.19	2.04	.40

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2007, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
>	AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds  Capital Research and Management  Capital International     Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-902-1007P

Litho in USA AGD/L/8078-S10056

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

August 31, 2007

 unaudited

Common stocks — 85.05%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 21.00%
Cisco Systems, Inc.[1]	24,604,300	$785,369
Oracle Corp.[1]	33,956,991	688,648
Google Inc., Class A1	1,055,000	543,589
Intel Corp.	20,567,000	529,600
Microsoft Corp.	15,895,000	456,663
Texas Instruments Inc.	12,250,000	419,440
eBay Inc.[1]	5,650,000	192,665
Yahoo! Inc.[1]	7,275,000	165,361
Automatic Data Processing, Inc.	3,500,000	160,090
Apple Inc.[1]	1,100,000	152,328
NAVTEQ Corp.[1]	2,353,500	148,271
Hon Hai Precision Industry Co., Ltd.	18,000,000	133,677
Altera Corp.	5,250,000	125,003
SAP AG	2,300,000	123,895
EMC Corp.[1]	5,950,000	116,977
Accenture Ltd, Class A	2,710,000	111,679
Linear Technology Corp.	3,200,000	108,768
Microchip Technology Inc.	2,500,000	96,300
Maxim Integrated Products, Inc.	3,045,000	91,380
KLA-Tencor Corp.	1,585,000	91,090
Western Union Co.	4,631,800	87,217
Dell Inc.[1]	2,550,000	72,038
Paychex, Inc.	1,600,000	71,088
Analog Devices, Inc.	1,750,000	64,540
Xilinx, Inc.	2,500,000	63,925
Applied Materials, Inc.	2,700,000	57,672
Delta Electronics, Inc.	12,075,000	45,020
Rogers Corp.[1]	750,000	30,892
Jabil Circuit, Inc.	1,087,000	24,131
Cadence Design Systems, Inc.[1]	796,400	17,298
First Data Corp.	500,000	16,610
		5,791,224

CONSUMER DISCRETIONARY — 17.54%
Lowe’s Companies, Inc.	22,380,000	695,123
Target Corp.	7,766,000	512,012
Carnival Corp., units	8,525,200	388,664
Johnson Controls, Inc.	3,390,000	383,409
Best Buy Co., Inc.	8,650,000	380,168
YUM! Brands, Inc.	7,476,000	244,615
O’Reilly Automotive, Inc.[1,2]	6,240,000	221,770
Time Warner Inc.	11,061,500	209,947
Williams-Sonoma, Inc.[2]	6,000,000	199,980
Ross Stores, Inc.	6,463,800	179,888
Harley-Davidson, Inc.	2,896,900	155,824
Brinker International, Inc.	4,687,500	135,187
Walt Disney Co.	4,000,000	134,400
E. W. Scripps Co., Class A	3,126,100	128,483
Tractor Supply Co.[1,2]	2,525,000	121,604
Expedia, Inc.[1]	4,000,000	119,400
Gentex Corp.	5,130,000	102,805
Harman International Industries, Inc.	900,506	102,108
Comcast Corp., Class A, special nonvoting stock[1]	3,750,000	96,975
Kohl’s Corp.[1]	1,275,000	75,607
Talbots, Inc.[2]	3,057,725	65,068
P.F. Chang’s China Bistro, Inc.[1,2]	1,650,000	55,655
Life Time Fitness, Inc.[1]	900,000	50,013
Fossil, Inc.[1]	1,315,000	44,066
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,750,000	33,198
Applebee’s International, Inc.	71,400	1,771
		4,837,740

HEALTH CARE — 14.67%
UnitedHealth Group Inc.	12,680,000	634,127
WellPoint, Inc.[1]	6,950,000	560,101
Amgen Inc.[1]	6,965,000	349,016
Medtronic, Inc.	5,200,000	274,768
Medco Health Solutions, Inc.[1]	2,710,000	231,569
Roche Holding AG	1,262,000	219,424
St. Jude Medical, Inc.[1]	4,929,200	214,765
Beckman Coulter, Inc.	2,132,700	153,448
Biogen Idec Inc.[1]	2,380,000	151,892
Cephalon, Inc.[1]	1,700,000	127,585
Bristol-Myers Squibb Co.	4,225,000	123,159
Express Scripts, Inc.[1]	2,160,000	118,260
Genentech, Inc.[1]	1,510,000	112,963
Forest Laboratories, Inc.[1]	2,945,000	110,820
Medicis Pharmaceutical Corp., Class A2	3,625,000	110,707
Becton, Dickinson and Co.	1,200,000	92,328
Abbott Laboratories	1,400,000	72,674
McKesson Corp.	1,100,000	62,931
Haemonetics Corp.[1]	1,190,000	59,072
Gilead Sciences, Inc.[1]	1,000,000	36,370
Lincare Holdings Inc.[1]	1,000,000	35,990
Boston Scientific Corp.[1]	2,547,890	32,689
Johnson & Johnson	500,000	30,895
Henry Schein, Inc.[1]	500,000	29,095
ResMed Inc.[1]	690,000	28,055
Kyphon Inc.[1]	354,504	23,706
Alcon, Inc.	174,252	23,569
Mentor Corp.	477,900	21,310
AstraZeneca PLC (Sweden)	129,300	6,353
		4,047,641

FINANCIALS — 8.36%
Fannie Mae	8,640,000	566,870
Capital One Financial Corp.	6,151,200	397,737
American International Group, Inc.	4,365,000	288,090
Hudson City Bancorp, Inc.	19,100,000	271,602
Wachovia Corp.	5,507,008	269,733
Freddie Mac	2,550,000	157,106
Wells Fargo & Co.	3,440,000	125,698
Commerce Bancorp, Inc.	3,000,000	110,190
M&T Bank Corp.	959,230	101,563
Arthur J. Gallagher & Co.	600,000	17,718
		2,306,307

ENERGY — 7.07%
Schlumberger Ltd.	6,068,700	585,630
Devon Energy Corp.	3,020,000	227,436
FMC Technologies, Inc.[1]	2,285,000	216,389
Apache Corp.	2,150,000	166,367
Newfield Exploration Co.[1]	3,795,000	165,045
EOG Resources, Inc.	2,122,900	142,998
Smith International, Inc.	2,130,000	142,731
Murphy Oil Corp.	2,200,000	134,068
Noble Corp.	2,400,000	117,744
ConocoPhillips	650,000	53,229
		1,951,637

CONSUMER STAPLES — 5.81%
PepsiCo, Inc.	5,000,000	340,150
L’Oréal SA	2,300,000	269,479
Altria Group, Inc.	2,500,000	173,525
Walgreen Co.	3,100,000	139,717
Avon Products, Inc.	4,000,000	137,400
CVS/Caremark Corp.	3,505,000	132,559
Wm. Wrigley Jr. Co.	1,870,000	108,928
Costco Wholesale Corp.	1,600,000	98,800
Dean Foods Co.[1]	2,500,000	67,150
Whole Foods Market, Inc.	1,200,000	53,112
Wal-Mart Stores, Inc.	1,000,000	43,630
Kraft Foods Inc., Class A	1,211,042	38,826
		1,603,276

INDUSTRIALS — 5.68%
Precision Castparts Corp.	3,440,000	448,266
General Electric Co.	6,400,000	248,768
United Parcel Service, Inc., Class B	3,200,000	242,752
Robert Half International Inc.	6,800,000	217,192
Avery Dennison Corp.	1,744,200	104,286
Mine Safety Appliances Co.[2]	1,851,350	88,717
FedEx Corp.	790,000	86,647
United Technologies Corp.	1,000,000	74,630
Southwest Airlines Co.	3,685,000	55,680
		1,566,938

TELECOMMUNICATION SERVICES — 2.24%
Sprint Nextel Corp., Series 1	15,970,000	302,153
Telephone and Data Systems, Inc., Special Common Shares	2,000,900	123,055
Telephone and Data Systems, Inc.	1,575,000	101,981
United States Cellular Corp.[1]	501,600	48,781
CenturyTel, Inc.	890,000	42,702
		618,672

MATERIALS — 0.23%
Sealed Air Corp.	2,400,000	63,480

UTILITIES — 0.09%
Duke Energy Corp.	1,299,000	23,824

MISCELLANEOUS — 2.36%
Other common stocks in initial period of acquisition		650,030

Total common stocks (cost: $16,745,171,000)		23,460,769

	Principal amount
Short-term securities — 14.88%	(000)

Federal Home Loan Bank 4.75%–5.14% due 9/5–12/17/2007	$456,500	453,128
Ciesco LLC 5.245%–5.26% due 9/12–10/5/2007[3]	125,000	124,546
Citigroup Funding Inc. 5.245% due 10/22–10/26/2007	125,000	124,014
CAFCO, LLC 6.00% due 10/1/2007[3]	25,000	24,871
Edison Asset Securitization LLC 5.23%–6.00% due 9/4–10/9/2007[3]	226,700	225,905
General Electric Co. 5.26% due 11/14/2007	35,000	34,600
Freddie Mac 4.80%–5.145% due 9/17–11/26/2007	258,312	256,501
Coca-Cola Co. 5.19%–5.23% due 9/14–11/6/2007[3]	257,000	255,536
Procter & Gamble International Funding S.C.A. 5.22%–5.24% due 9/13–10/31/2007[3]	252,650	251,068
Fannie Mae 4.75%–5.15% due 9/5–11/6/2007	240,200	239,200
JPMorgan Chase & Co. 5.20%–5.22% due 9/24–10/19/2007	125,000	124,298
Park Avenue Receivables Co., LLC 5.24% due 9/7–10/12/2007[3]	109,637	109,159
Bank of America Corp. 5.225%–5.40% due 9/7–11/2/2007	210,800	210,040
Variable Funding Capital Corp. 5.24%–5.97% due 9/6–10/17/2007[3]	195,300	194,573
Wal-Mart Stores Inc. 5.19%–5.20% due 9/11–10/30/2007[3]	185,200	184,006
International Lease Finance Corp. 5.20%–5.27% due 9/20–10/31/2007	149,900	148,947
AIG Funding, Inc. 5.20% due 9/10/2007	25,000	24,964
IBM International Group Capital LLC 5.20%–5.22% due 10/30/2007[3]	80,000	79,292
IBM Corp. 5.205% due 9/5/2007[3]	31,900	31,878
IBM Capital Inc. 5.19% due 9/10/2007[3]	29,100	29,058
E.I. duPont de Nemours and Co. 5.23%–5.32% due 9/18–9/19/2007[3]	90,000	89,757
Private Export Funding Corp. 5.21% due 10/23–10/24/2007[3]	81,000	80,368
FCAR Owner Trust I 5.25%–5.27% due 9/19–10/15/2007	75,000	74,584
Honeywell International Inc. 5.17%–5.26% due 9/10–11/7/2007[3]	71,700	71,316
Clipper Receivables Co., LLC 5.25% due 9/6/2007[3]	69,400	69,339
Paccar Financial Corp. 5.20%–5.22% due 9/18–10/4/2007	68,500	68,257
John Deere Capital Corp. 5.22%–5.29% due 10/4–10/31/2007[3]	67,400	66,941
Abbott Laboratories 5.20%–5.22% due 10/2–10/24/2007[3]	56,600	56,276
Johnson & Johnson 5.19%–5.20% due 9/4–9/7/2007[3]	51,100	51,064
CIT Group, Inc. 5.28% due 9/12/2007[3]	40,000	39,929
Federal Farm Credit Banks 5.11% due 10/9/2007	38,200	37,988
AT&T Inc. 5.22%–5.25% due 9/12–9/27/2007[3]	36,800	36,665
Caterpillar Financial Services Corp. 5.23% due 9/17–9/24/2007	35,900	35,799
NetJets Inc. 5.23% due 10/31/2007[3]	35,800	35,468
Prudential Funding, LLC 5.21% due 9/17/2007	27,300	27,233
United Parcel Service Inc. 5.18% due 9/28/2007[3]	25,000	24,903
Kimberly-Clark Worldwide Inc. 5.25% due 10/9/2007[3]	25,000	24,856
HSBC Finance Corp. 5.21% due 9/5/2007	23,700	23,683
Lowe’s Co.s, Inc. 5.27% due 9/12/2007	20,000	19,965
Three Pillars Funding, LLC 5.26% due 10/15/2007[3]	17,501	17,378
Hewlett-Packard Co. 5.26% due 9/27/2007[3]	15,000	14,941
Harley-Davidson Funding Corp. 5.24% due 9/27/2007[3]	7,200	7,173
International Bank for Reconstruction and Development 5.14% due 9/14/2007	4,800	4,790

Total short-term securities (cost: $4,103,779,000)		4,104,257

Total investment securities (cost: $20,848,950,000)		27,565,026
Other assets less liabilities		18,796

Net assets		$27,583,822

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $2,196,266,000, which represented 7.96% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-902-1007O-S10929

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 8, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: November 8, 2007